Basis of Presentation - Service Center Vessels (Table) (Details)	12 Months Ended
	Dec. 31, 2014
Sara
Vessel details
Year Built	1990
Size (dwt)	7,389
Date Acquired	Oct. 09, 2007
Colorado
Vessel details
Year Built	2004
Size (dwt)	5,088
Date Acquired	Apr. 01, 2010
Willem SR
Vessel details
Year Built	2006	[1]
Size (dwt)	3,180	[1]
Date Acquired	Apr. 01, 2010	[1]
Tapuit
Vessel details
Year Built	1971
Size (dwt)	2,500
Date Acquired	Apr. 01, 2010
Texas
Vessel details
Year Built	2003
Size (dwt)	4,165
Date Acquired	Apr. 01, 2010
Montana
Vessel details
Year Built	2011
Size (dwt)	4,319
Date Acquired	May 26, 2011
Florida
Vessel details
Year Built	2011	[1]
Size (dwt)	1,533	[1]
Date Acquired	Nov. 15, 2011	[1]
New Jersey
Vessel details
Year Built	2006
Size (dwt)	4,100
Date Acquired	Mar. 25, 2014

[1]	10% of ownership